Financial instruments	3 Months Ended
Mar. 31, 2022
Financial instruments
Financial instruments

10.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at March 31, 2022 and December 31, 2021:

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,802	183,540	—	—	1,173,342	183,540	—	—
Trade accounts and other receivables from unrelated parties	3,625,538	—	—	81,949	3,707,487	—	—	—
Accounts receivable from related parties	183,331	—	—	—	183,331	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,662	2,662	—	2,662	—
Derivatives - not designated as hedging instruments	—	2,963	—	—	2,963	—	2,963	—
Equity investments	—	178,394	65,563	—	243,957	122,201	70,400	51,356
Debt securities	—	96,319	344,034	—	440,353	436,045	4,308	—
Other financial assets(1)	142,899	—	—	132,070	274,969	—	—	—
Other current and non-current assets	142,899	277,676	409,597	134,732	964,904	—	—	—
Financial assets	4,941,570	461,216	409,597	216,681	6,029,064	—	—	—

Accounts payable to unrelated parties	790,236	—	—	—	790,236	—	—	—
Accounts payable to related parties	70,032	—	—	—	70,032	—	—	—
Short-term debt	1,115,215	—	—	—	1,115,215	—	—	—
Long-term debt	7,510,510	—	—	—	7,510,510	6,273,843	996,295	—
Lease liabilities	—	—	—	4,717,647	4,717,647	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,372	4,372	—	4,372	—
Derivatives - not designated as hedging instruments	—	40,919	—	—	40,919	—	40,919	—
Variable payments outstanding for acquisitions	—	46,181	—	—	46,181	—	—	46,181
Put option liabilities	—	—	—	976,131	976,131	—	—	976,131
Other financial liabilities(2)	999,322	—	—	—	999,322	—	—	—
Other current and non-current liabilities	999,322	87,100	—	980,503	2,066,925	—	—	—
Financial liabilities	10,485,315	87,100	—	5,698,150	16,270,565	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,257	492,398	—	—	1,481,655	492,398	—	—
Trade accounts and other receivables from unrelated parties	3,328,720	—	—	80,341	3,409,061	—	—	—
Accounts receivable from related parties	162,361	—	—	—	162,361	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	579	579	—	579	—
Derivatives - not designated as hedging instruments	—	2,846	—	—	2,846	—	2,846	—
Equity investments	—	174,884	69,595	—	244,479	121,643	72,157	50,679
Debt securities	—	95,417	327,078	—	422,495	418,196	4,299	—
Other financial assets(1)	137,358	—	—	130,859	268,217	—	—	—
Other current and non-current assets	137,358	273,147	396,673	131,438	938,616	—	—	—
Financial assets	4,617,696	765,545	396,673	211,779	5,991,693	—	—	—

Accounts payable to unrelated parties	736,069	—	—	—	736,069	—	—	—
Accounts payable to related parties	121,457	—	—	—	121,457	—	—	—
Short-term debt	1,255,853	—	—	—	1,255,853	—	—	—
Long-term debt	7,314,915	—	—	—	7,314,915	7,246,019	243,656	—
Lease liabilities	—	—	—	4,749,381	4,749,381	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	21,428	—	—	21,428	—	21,428	—
Variable payments outstanding for acquisitions	—	47,690	—	—	47,690	—	—	47,690
Put option liabilities	—	—	—	992,423	992,423	—	—	992,423
Other financial liabilities(2)	965,663	—	—	—	965,663	—	—	—
Other current and non-current liabilities	965,663	69,118	—	996,913	2,031,694	—	—	—
Financial liabilities	10,393,957	69,118	—	5,746,294	16,209,369	—	—	—

(1)    As of March 31, 2022 and December 31, 2021, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.

(2)    As of March 31, 2022 and December 31, 2021, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of March 31, 2022. At September 30, 2021, the Company transferred its investment in Humacyte, Inc. (“Humacyte”) with a carrying amount of €158,551 from Level 3 to Level 1, after Humacyte completed its merger with Alpha Healthcare Acquisition Corporation, a special purpose acquisition company. The shares in Alpha Healthcare Acquisition Corporation (now called Humacyte) received by the Company as a result of this merger and in a contemporaneous private placement are quoted in an active market, and Humacyte has registered the Company’s shares for resale under the Securities Act of 1933. No additional transfers between levels of the fair value hierarchy have occurred as of December 31, 2021. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at fair value through profit or loss (“FVPL”). The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. From time to time the Company engages external valuation firms to determine the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as fair value through other comprehensive income (“FVOCI”). The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages external valuation firms for the valuation of the put options. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €73,808 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

Following is a roll forward of Level 3 financial instruments at March 31, 2022 and December 31, 2021:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2022			2021
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	50,679	47,690	992,423	188,518	66,359	882,422
Transfer to level 1	—	—	—	(158,551)	—	—
Increase	—	6,321	7,511	21,137	9,488	112,194
Decrease	—	(3,761)	(5,635)	—	(22,499)	(18,495)
Gain / loss recognized in profit or loss(1)	(347)	(4,947)	—	(12,975)	(6,716)	—
Gain / loss recognized in equity	—	—	(36,983)	—	—	(54,019)
Foreign currency translation and other changes	1,024	878	18,815	12,550	1,058	70,321
Ending balance at March 31, and December 31,	51,356	46,181	976,131	50,679	47,690	992,423

(1)	Includes realized and unrealized gains / losses.